Capital Structure	12 Months Ended
Dec. 31, 2011
Capital Structure [Abstract]
Capital Structure [Text Block]

16.	Capital Structure:

(a)  Common Stock

On July 21, 2010, the Company approved and amended its Amended and Restated Articles of Incorporation to increase the number of authorized shares of common stock, par value $0.0001 per share from 200,000,000 to 500,000,000 shares.

On January 28, 2010, the Company priced a public offering of 1,388,889 shares of common stock. The Company granted the representatives of the underwriters a 45-day option to purchase up to an additional 208,333 shares of common stock to cover over-allotments. The shares were offered to the public at $18.00 per share. Four of the Company's major shareholders affiliated with the Restis family purchased an additional 277,778 shares of common stock directly from the Company at the public offering price. The offering and the concurrent sale of 277,778 shares to entities affiliated with the Restis family settled and closed on February 3, 2010. The purpose of the offering was the acquisition of a new vessel(s), and resulted in net proceeds of $26,381.

On March 19, 2010, the underwriters exercised the over-allotment option to purchase an additional 129,667 shares of the Company's common stock, which resulted in additional net proceeds to the Company of approximately $2,145.

On September 15, 2010, the Company issued 1,650,794 shares in connection with the acquisition of the remaining 49% of MCS.

On October 22, 2010, the Company issued 1,650,794 shares in connection with the acquisition of the remaining 50% of BET.

At a special meeting of the Company's shareholders held on January 4, 2011, the shareholders approved a proposal to grant the Company's Board of Directors the authority to effect a reverse stock split of the Company's issued and outstanding common stock by a ratio of not less than one-for-two and not more than one-for-fifteen. On June 23, 2011, the Board of Directors approved a reverse split of the Company's common stock at a ratio of one-for-fifteen. The reverse stock split became effective on June 24, 2011 and Company's common stock began trading on a split-adjusted basis at the opening of trading on June 27, 2011. There was no change in the number of authorized shares or the par value of the Company's common stock. Following the effectiveness of the reverse stock split, the number of common shares issued, earnings per share, warrants and share options were retrospectively adjusted in accordance with the 1:15 ratio for all periods presented.

On February 23, 2011, the Company issued 3,332 unvested shares in connection with the Equity Incentive Plan (see Note 24).

(b) Warrants

On September 28, 2007, Seanergy Maritime Corp., pursuant to its public offering, sold 23,100,000 units, which included 1,100,000 units exercised pursuant to the underwriters' over-allotment option, at a price of $10.00 per unit. Each unit consisted of one share of Seanergy Maritime Corp.'s common stock, $0.0001 par value, and one redeemable common stock purchase warrant. Each warrant entitles the holder to purchase from Seanergy Maritime Corp. one share of common stock at an exercise price of $6.50 per share commencing on the later of the completion of a business combination with a target business or one year from the effective date of the public offering (September 30, 2008) and expires on September 28, 2011.

On September 28, 2007, and prior to the consummation of the public offering described above, all of Seanergy Maritime Corp.'s executive officers purchased from the Company an aggregate of 16,016,667 warrants at $0.90 per warrant in a Private Placement. All warrants issued in the Private Placement are identical to the warrants in the units sold in the public offering, except that:

(i)	subject to certain limited exceptions, none of the warrants are transferable or saleable until after Seanergy Maritime Corp. completes a business combination;

(ii)	the warrants are not subject to redemption if held by the initial holders thereof; and

(iii)
the warrants may be exercised on a cashless basis if held by the initial holders thereof by surrendering these warrants for that number of shares of common stock equal to the quotient obtained by dividing the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the warrant price and fair value. The fair value is defined to mean the average reported last sales price of common stock for the 10 trading days ending on the third business day prior to the date on which notice of exercise is received. No placement fees were payable on the warrants sold in the Private Placement. The sale of the warrants to executive officers did not result in the recognition of any stock-based compensation expense because they were sold at approximate fair market value.

Seanergy Maritime Corp. may call the warrants for redemption:

•	in whole and not in part,

•	at a price of $0.01 per warrant at any time,

•
upon a minimum of 30 days' prior written notice of redemption, and if, and only if, the last sale price of the common stock equals or exceeds $14.25 per share for any 20 trading days within a 30 trading day period ending three business days prior to the notice of redemption to the warrant holders.

There is no cash settlement for the warrants.

Subsequently, the underwriter notified Seanergy Maritime Corp. that it was not going to exercise any of the remaining units as part of its over-allotment option. The common stock and warrants included in the units began to trade separately on October 26, 2007.

Upon the dissolution and liquidation of Seanergy Maritime Corp., all outstanding warrants and the  underwriters unit purchase options of Seanergy Maritime Corp. concurrently became the Company's obligations and became exercisable to purchase the Company's common stock.

In connection with the public offering of January 28, 2010, the Company granted on February 3, 2010 1,041,667 warrants with an exercise price of $19.80 each. In addition, due to the over-allotment exercise on March 19, 2010, Seanergy granted additional 97,250 warrants, with terms identical to the warrants issued on February 3, 2010. The fair value of these warrants amounted to $1,053. No expenses were recorded in connection with these warrants which were classified in equity.

Following the Company's reverse stock split which became effective on June 24, 2011 and began trading on a split-adjusted basis at the opening of trading on June 27, 2011, with respect to the warrants from the initial IPO of the Company in 2007, the warrant price has increased so that fifteen (15) warrants now entitle the registered holder thereof to purchase from the Company an aggregate of one share of post-split common stock of the Company at the aggregate price of $97.50 per share of post-split common stock.

With respect to each unit purchasable under the Unit Option from the Company's initial IPO, each unit now consists of one-fifteenth of a share of post-split common stock of the Company and one warrant to purchase one-fifteenth of a share of post-split common stock of the Company.

With respect to the warrants from the Company's secondary offering that closed on February 3, 2010, as a result of the reverse stock split, each warrant now reflects an increase in the per share exercise price and a decrease in the number of warrant shares at the same proportion as the reverse stock split. Accordingly, each warrant is now exercisable for one-fifteenth of a share, following the reverse stock split at an exercise price of $19.80 for each such warrant share.

As of December 31, 2011, Seanergy Maritime Holdings Corp. has 1,138,917 warrants which are outstanding and exercisable to purchase an aggregate of approximately 75,927 shares of the Seanergy's common stock. Seanergy previously had issued 38,984,667 warrants, exercisable to purchase an aggregate of approximately 2,598,977 shares of the Company's common stock, which have expired in accordance with their terms since September 24, 2011 and are no longer outstanding.

(c) Registration Rights

(i) 2010 Public Offering - Concurrent sale of shares to shareholders affiliated with the Restis family

With respect to the additional 277,778 shares of common stock purchased in February 2010 by the four of the Company's major shareholders affiliated with the Restis family, the Company entered into a Registration Rights Agreement on March 26, 2010. Pursuant to such Registration Rights Agreement, on or prior to the 120th day following the closing date of the public offering the Company filed a registration statement with the Securities and Exchange Commission registering the resale of the 277,778 shares.

(ii) 2010 Public Offering - Underwriters' representatives warrants

In connection with the completion of the Company's public offering in February 2010, Seanergy issued to Maxim Group LLC and Rodman & Renshaw, LLC, joint book-running managers and representatives of the underwriters, aggregate of 1,041,667 warrants to purchase shares of the Company's common stock for services provided in connection with the offering. In addition due to the over-allotment exercise on March 19, 2010, the Company granted additional 97,250 warrants to the underwriters with terms identical to the warrants issued on February 3, 2010. The exercise price of all such warrants was $19.80 per share. The warrants are exercisable for a period commencing July 28, 2010 and expiring January 28, 2015. The Company may not call the warrants for redemption. The exercise price and number of shares underlying the warrants to be issued to the underwriters' representatives may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of common stock at a price below their exercise price.

The warrants may be exercised upon surrender of the warrant certificate on or prior to the expiration date at the Company's offices, with the exercise form on the reverse side of the warrant certificate completed and executed as indicated, accompanied by full payment of the exercise price, by certified check payable to the Company, for the number of warrants being exercised. The warrant holders do not have the rights or privileges of holders of common stock or any voting rights until they exercise their warrants and receive shares of the Company's common stock. After the issuance of shares of common stock underlying the warrants, each holder will be entitled to one vote for each share held of record on all matters to be voted on by shareholders.

The Company had agreed to file a post-effective amendment to the registration statement relating to the public offering it completed in February 2010 no later than six months after the date of issuance of the representatives' warrants to Maxim Group LLC and Rodman & Renshaw, LLC (the "Six Month Date") and to maintain the effectiveness of such registration statement for a period of one year from the date such post-effective amendment is declared effective by the SEC or the Six Month Date, whichever is later, subject to certain black-out periods. Such post-effective amendment was filed on September 24, 2010 and was declared effective by the SEC on October 4, 2010. In addition, the Company granted Maxim Group LLC and Rodman & Renshaw, LLC certain "piggy-back" registration rights on registration statements filed prior to the expiration date of the representatives' warrants. The Company has agreed to bear the expenses incurred in connection with the filing of the post-effective amendment and any subsequent registration statement, other than underwriting discounts and/or commissions and the legal fees of counsel to Maxim Group LLC and/or Rodman & Renshaw, LLC.

(d) Preferred Stock

On August 4, 2011, the Company amended its Amended and Restated Articles of Incorporation to increase the number of authorized preferred stock with par value $0.0001 per share from 1,000,000 to 25,000,000, with such designations, voting and other rights and preferences, as may be determined from time to time by the Board of Directors. As of December 31, 2011, no shares of preferred stock have been issued.

(e) Dividends

The declaration and payment of any dividend is subject to the discretion of Seanergy's board of directors and is dependent upon its earnings, financial condition, cash requirements and availability, fleet renewal and expansion, restrictions in its loan agreements, the provisions of Marshall Islands law affecting the payment of dividends to shareholders and other factors. Seanergy's board of directors may review and amend its dividend policy from time to time in light of its plans for future growth and other factors.

As a condition of the waiver from Marfin (see Note 12), dividends will not be declared without the prior written consent of Marfin.